Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Class A, Class T,
Class B, and Class C
October 30, 2006
Revised April 13, 2007 Prospectus

The following information replaces the information found in the 3rd bullet in the "Fidelity Advisor Systematic Exchange Program" table on page 24.

  The account into which the exchange is being processed must have a minimum balance of $1,000.

The following information found in the 1st bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 25 is no longer applicable.

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.

The following information replaces the similar information found in the 4th bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 25.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

The following information replaces the information in the 1st bullet in the "Fidelity Advisor Money Line" table on page 26.

  The Fidelity Advisor Money Line feature will automatically be established using the bank information from your initial investment check, provided there is at least one common name on the check and the account registration. Complete the appropriate section on the application if electing to provide alternate bank information or to decline the Fidelity Advisor Money Line Feature.

The following information replaces the similar biographical information found in the "Fund Management" section on page 31.

Robert Galusza is vice president and manager of Advisor Short-Fixed Income Fund, which he has managed since July 2007. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as an analyst and a portfolio manager.

Andrew Dudley is vice president and co-manager of Advisor Short Fixed-Income Fund, which he has managed since February 1997. He also manages other Fidelity funds. Mr. Dudley joined Fidelity Investments in 1996 as a portfolio manager.

SFI-07-02 July 12, 2007
1.756200.118

The following information replaces the similar CDSC waiver information found in the "Fund Distribution" section beginning on page 32.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Supplement to the
Fidelity® Advisor Short Fixed-Income Fund
Institutional Class
October 30, 2006
Revised April 13, 2007 Prospectus

The following information found in the 1st bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 21 is no longer applicable.

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.

The following information replaces the information in the 1st bullet in the "Fidelity Advisor Money Line" table on page 22.

  The Fidelity Advisor Money Line feature will automatically be established using the bank information from your initial investment check, provided there is at least one common name on the check and the account registration. Complete the appropriate section on the application if electing to provide alternate bank information or to decline the Fidelity Advisor Money Line Feature.

The following information replaces the similar biographical information found in the "Fund Management" section on page 27.

Robert Galusza is vice president and manager of Advisor Short-Fixed Income Fund, which he has managed since July 2007. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as an analyst and a portfolio manager.

Andrew Dudley is vice president and co-manager of Advisor Short Fixed-Income Fund, which he has managed since February 1997. He also manages other Fidelity funds. Mr. Dudley joined Fidelity Investments in 1996 as a portfolio manager.

SFII-07-02 July 12, 2007
1.736488.114

Supplement to the
Fidelity® Advisor Value Fund
Class A, Class T, Class B, and Class C
June 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Fund. It is expected that shareholders of record on September 17, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about November 14, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Russell Midcap Value® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after September 17, 2007.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 27.

Effective July 1, 2007, Richard Fentin, portfolio manager of the fund, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of the fund. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

FAV-07-06 July 12, 2007
1.798886.115

Supplement to the
Fidelity® Advisor Value Fund
Institutional Class
June 29, 2007
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Fund. It is expected that shareholders of record on September 17, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about November 14, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional class) versus the Russell Midcap Value® Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after September 17, 2007.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 24.

Effective July 1, 2007, Richard Fentin, portfolio manager of the fund, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of the fund. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

FAVI-07-05 July 12, 2007
1.806143.110